Quarterly Holdings Report
for

Fidelity Advisor® Global Equity Income Fund

July 31, 2019

AGED-QTLY-0919
1.938155.107

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Bailiwick of Guernsey - 0.2%
Amdocs Ltd.	600	$38,394
Bailiwick of Jersey - 0.3%
WPP PLC	5,207	61,336
Belgium - 0.8%
KBC Groep NV	2,111	136,193
Bermuda - 0.9%
Dairy Farm International Holdings Ltd.	1,100	8,237
Hiscox Ltd.	3,196	66,073
IHS Markit Ltd. (a)	1,259	81,105

TOTAL BERMUDA		155,415

Brazil - 0.6%
Equatorial Energia SA	2,500	61,905
Ultrapar Participacoes SA	10,300	53,681

TOTAL BRAZIL		115,586

Canada - 4.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,197	134,670
Constellation Software, Inc.	344	327,290
Fairfax Financial Holdings Ltd. (sub. vtg.)	93	43,086
Imperial Oil Ltd.	3,635	99,537
Suncor Energy, Inc.	5,785	165,993

TOTAL CANADA		770,576

Cayman Islands - 1.0%
Best Pacific International Holdings Ltd.	36,000	12,069
SITC International Holdings Co. Ltd.	147,000	162,030
Value Partners Group Ltd.	14,000	8,346

TOTAL CAYMAN ISLANDS		182,445

China - 0.7%
Kweichow Moutai Co. Ltd. (A Shares)	600	84,162
Shanghai International Airport Co. Ltd. (A Shares)	3,234	38,628

TOTAL CHINA		122,790

France - 2.1%
Amundi SA (b)	855	59,061
Elior SA (b)	3,838	50,262
Sanofi SA	1,853	154,414
VINCI SA	1,167	120,042

TOTAL FRANCE		383,779

Germany - 1.8%
Deutsche Post AG	1,797	58,704
Hannover Reuck SE	550	86,274
Linde PLC	476	91,554
SAP SE	663	81,043

TOTAL GERMANY		317,575

Hong Kong - 1.3%
AIA Group Ltd.	13,400	137,159
Techtronic Industries Co. Ltd.	13,500	100,395

TOTAL HONG KONG		237,554

India - 1.1%
HDFC Asset Management Co. Ltd. (b)	1,000	31,057
HDFC Bank Ltd. sponsored ADR	500	57,490
Housing Development Finance Corp. Ltd.	1,500	46,056
Reliance Industries Ltd.	4,200	70,710

TOTAL INDIA		205,313

Ireland - 1.3%
Accenture PLC Class A	1,229	236,681
Israel - 0.1%
Ituran Location & Control Ltd.	281	8,200
Japan - 7.2%
Aucnet, Inc.	700	7,979
Daiichikosho Co. Ltd.	2,900	120,356
Hoya Corp.	5,300	409,472
Inaba Denki Sangyo Co. Ltd.	2,000	92,472
Japan Meat Co. Ltd.	7,300	121,387
Minebea Mitsumi, Inc.	5,900	100,698
Mitani Shoji Co. Ltd.	1,100	54,398
Nippon Telegraph & Telephone Corp.	2,200	99,288
Nitori Holdings Co. Ltd.	400	54,159
Sony Corp.	2,200	125,123
Tsuruha Holdings, Inc.	1,000	102,307

TOTAL JAPAN		1,287,639

Kenya - 0.6%
Safaricom Ltd.	395,500	104,149
Liberia - 0.5%
Royal Caribbean Cruises Ltd.	834	97,028
Luxembourg - 1.3%
B&M European Value Retail SA	52,400	235,777
Multi-National - 0.8%
HKT Trust/HKT Ltd. unit	93,280	149,009
Netherlands - 2.3%
NXP Semiconductors NV	1,611	166,561
Unilever NV	4,148	240,433

TOTAL NETHERLANDS		406,994

Nigeria - 0.1%
Guaranty Trust Bank PLC	158,600	12,434
Norway - 0.4%
Equinor ASA	4,149	74,437
Sweden - 0.2%
Indutrade AB	1,500	42,603
Switzerland - 4.6%
Alcon, Inc. (a)	300	17,625
Banque Cantonale Vaudoise	120	89,287
Chubb Ltd.	1,154	176,377
Nestle SA (Reg. S)	2,531	268,507
Roche Holding AG (participation certificate)	1,015	271,680

TOTAL SWITZERLAND		823,476

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	33,000	271,034
United Kingdom - 8.1%
AstraZeneca PLC sponsored ADR	5,355	232,461
BP PLC	23,367	154,614
British American Tobacco PLC (United Kingdom)	2,458	87,585
Bunzl PLC	5,183	135,516
Cineworld Group PLC	14,049	43,584
Cranswick PLC	710	22,985
Diageo PLC	3,000	125,101
Hilton Food Group PLC	13,481	153,450
Imperial Tobacco Group PLC	1,614	41,120
Micro Focus International PLC	4,767	100,413
Moneysupermarket.com Group PLC	14,901	66,849
Nielsen Holdings PLC	1,136	26,310
Reckitt Benckiser Group PLC	1,430	110,544
St. James's Place Capital PLC	6,761	80,905
Standard Life PLC	10,395	37,772
Victrex PLC	1,500	37,213

TOTAL UNITED KINGDOM		1,456,422

United States of America - 51.4%
Altria Group, Inc.	2,961	139,374
Ameren Corp.	2,019	152,818
American Tower Corp.	1,819	384,937
AMETEK, Inc.	2,964	265,604
Amgen, Inc.	1,752	326,888
Apple, Inc.	2,984	635,711
Bank of America Corp.	9,292	285,079
Becton, Dickinson & Co.	974	246,227
Berkshire Hathaway, Inc. Class B (a)	400	82,172
Bristol-Myers Squibb Co.	3,210	142,556
Capital One Financial Corp.	2,409	222,640
Charter Communications, Inc. Class A (a)	250	96,345
Chevron Corp.	2,129	262,101
Cigna Corp.	400	67,968
Citigroup, Inc.	1,356	96,493
Comcast Corp. Class A	4,874	210,411
ConocoPhillips Co.	2,867	169,382
Corteva, Inc.	639	18,851
Danaher Corp.	998	140,219
Diamond Hill Investment Group, Inc.	265	37,352
Dow, Inc. (a)	939	45,485
DowDuPont, Inc.	638	46,038
Eli Lilly & Co.	1,089	118,647
Equifax, Inc.	400	55,636
Fortive Corp.	1,113	84,644
General Dynamics Corp.	400	74,376
General Electric Co.	11,324	118,336
Huntington Bancshares, Inc.	1,600	22,800
Interpublic Group of Companies, Inc.	2,834	64,955
Johnson & Johnson	1,511	196,762
JPMorgan Chase & Co.	3,105	360,180
Kroger Co.	1,200	25,392
Lowe's Companies, Inc.	2,233	226,426
M&T Bank Corp.	300	49,275
Marsh & McLennan Companies, Inc.	600	59,280
McCormick & Co., Inc. (non-vtg.)	200	31,708
MetLife, Inc.	1,485	73,389
Microsoft Corp.	5,269	718,003
MSCI, Inc.	468	106,348
NextEra Energy, Inc.	400	82,868
Northrop Grumman Corp.	248	85,701
NRG Energy, Inc.	2,230	76,132
PepsiCo, Inc.	1,779	227,374
Philip Morris International, Inc.	773	64,631
Phillips 66 Co.	927	95,073
PVH Corp.	500	44,460
Qualcomm, Inc.	1,089	79,671
S&P Global, Inc.	455	111,452
SunTrust Banks, Inc.	3,282	218,581
T-Mobile U.S., Inc. (a)	300	23,919
The J.M. Smucker Co.	927	103,073
The Kraft Heinz Co.	1,100	35,211
The Travelers Companies, Inc.	823	120,668
The Walt Disney Co.	1,201	171,755
U.S. Bancorp	2,254	128,816
United Technologies Corp.	1,043	139,345
UnitedHealth Group, Inc.	1,180	293,832
Valero Energy Corp.	1,255	106,989
Verizon Communications, Inc.	3,382	186,923
Vistra Energy Corp.	2,000	42,920
WEC Energy Group, Inc.	700	59,822
Wells Fargo & Co.	5,997	290,315

TOTAL UNITED STATES OF AMERICA		9,250,339

TOTAL COMMON STOCKS
(Cost $13,436,188)		17,183,178

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.5%
Itau Unibanco Holding SA	8,500	77,553
Spain - 0.2%
Grifols SA Class B	1,800	41,271
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $104,401)		118,824
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. Canada Consumer Price Index + 6.500% 8.8% 3/31/40(c)(d)
(Cost $429)	CAD 500	485
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund 2.43% (e)
(Cost $662,549)	662,417	662,549
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $14,203,567)		17,965,036
NET OTHER ASSETS (LIABILITIES) - 0.1%		26,297
NET ASSETS - 100%		$17,991,333

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $140,380 or 0.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,477
Total	$8,477

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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